Investment property - Sensitivity Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exit cap rate
Disclosure of detailed information about investment property [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 14,622,874	$ 12,177,562	$ 15,072,887
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	14,622,874	12,177,562	15,072,887
Discount rate
Disclosure of detailed information about investment property [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	15,652,178	20,763,362	15,978,900
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	15,652,178	20,763,362	15,978,900
Exit Cap Rate and Discount Rate
Disclosure of detailed information about investment property [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	36,530,020	21,538,398	29,857,968
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 36,530,020	$ 21,538,398	$ 29,857,968